HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Balance, beginning of period	$ 111,643
Balance, end of period	108,485	$ 111,643
Total assets	108,485	111,643
Assets held for sale
Disclosure of financial assets [line items]
Balance, beginning of period	387	1,004
Reclassification to (from) assets held for sale, net	135	3,387
Disposals	(389)	(4,038)
Fair value adjustments	0	14
Foreign currency translation	0	(5)
Other	4	25
Balance, end of period	137	387
Total assets	387	387
Reclassification to (from) assets held for sale, net	135	3,387
Asset Disposals	389	4,038
Fair value adjustments	0	14
Foreign exchange gain (loss)	0	5
Other	$ 4	$ 25